Shareholder Report, Average Annual Return (Details) 197242_Pzena Mid Cap Value Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	5.59%	6.65%	10.02%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Total Return
Average Annual Return, Percent	16.73%	13.32%	15.32%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	19.33%	10.17%	11.30%